Derivative Financial Instruments and Hedge Accounting - Schedule of Timing of Nominal Amount of Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 6,279,801	¥ 3,382,574
Liabilities	5,555,201	3,051,773
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,040,509,649	916,181,983
Assets	5,421,152	2,991,127
Liabilities	4,943,842	2,533,990
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,285,271	1,562,100
Assets	16,502	15,785
Liabilities	20,552	11,924
Trading [member] | Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,048,927	638,396
Assets	11,274	1,412
Liabilities	5,818	7,906
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Managing the SMBC Group's credit risk portfolio
Disclosure of detailed information about financial instruments [line items]
Notional amount	960,225	549,794
Assets	9,954	1,258
Liabilities	5,290	6,547
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	88,702	88,602
Assets	1,320	154
Liabilities	528	1,359
Trading [member] | Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,236,344	923,704
Assets	5,228	14,373
Liabilities	14,734	4,018
Trading [member] | Credit derivatives [member] | Protection sold [member] | Managing the SMBC Group's credit risk portfolio
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,193,827	873,197
Assets	4,957	13,700
Liabilities	14,470	3,877
Trading [member] | Credit derivatives [member] | Protection sold [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	42,517	50,507
Assets	271	673
Liabilities	¥ 264	¥ 141